Annual Fund Operating Expenses	Oct. 31, 2026
WBI Fundamental Factors Hedged ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
WBI Fundamental Factors Hedged ETF | WBI Fundamental Factors Hedged ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.97%
Expenses (as a percentage of Assets)	1.82%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	1.70%	[1]
WBI Income Generators Hedged ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
WBI Income Generators Hedged ETF | WBI Income Generators Hedged ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.86%
Acquired Fund Fees and Expenses	0.05%	[2]
Expenses (as a percentage of Assets)	1.76%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.75%	[2],[3]
WBI Trend Leaders Hedged ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
WBI Trend Leaders Hedged ETF | WBI Trend Leaders Hedged ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.85%
Expenses (as a percentage of Assets)	1.70%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.70%	[4]
WBI Power Factor® High Dividend ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
WBI Power Factor® High Dividend ETF | WBI Power Factor® High Dividend ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	1.00%	[5]
WBI BullBear Trend Switch US 1000 ETF | WBI BullBear Trend Switch US 1000 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Acquired Fund Fees and Expenses	0.03%	[7]
Expenses (as a percentage of Assets)	0.68%
WBI BullBear Trend Switch US 2000 ETF | WBI BullBear Trend Switch US 2000 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Acquired Fund Fees and Expenses	0.03%	[9]
Expenses (as a percentage of Assets)	0.68%
WBI BullBear Trend Switch US 1000 Total Return ETF | WBI BullBear Trend Switch US 1000 Total Return ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[10]
Acquired Fund Fees and Expenses	0.03%	[11]
Expenses (as a percentage of Assets)	0.68%
WBI BullBear Trend Switch US 2000 Total Return ETF | WBI BullBear Trend Switch US 2000 Total Return ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[12]
Acquired Fund Fees and Expenses	0.03%	[13]
Expenses (as a percentage of Assets)	0.68%

[1]	The Fund’s investment sub-advisor has agreed to limit the Fund’s Total Annual Fund Operating Expenses to no more than 1.70% of the average daily net assets for the Fund until at least October 31, 2027.
[2]	Acquired Funds Fees & Expenses (“AFFE”) represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds. The Total Annual Fund Operating Expenses in this fee table does not correlate to the expense ratio in the Fund’s “Financial Highlights” section of the Prospectus, which does not include Acquired Fund Fees and Expenses.
[3]	The Fund’s investment sub-advisor has agreed to limit the Fund’s Total Annual Fund Operating Expenses to no more than 1.70% of the average daily net assets for the Fund until at least October 31, 2027.
[4]	The Fund’s investment sub-advisor has agreed to limit the Fund’s Total Annual Fund Operating Expenses to no more than 1.70% of the average daily net assets for the Fund until at least October 31, 2027.
[5]	The Fund’s investment sub-advisor has agreed to limit the Fund’s Total Annual Fund Operating Expenses to no more than 1.00% of the average daily net assets for the Fund until at least October 31, 2027.
[6]	Because the Fund has not yet commenced operations, “Other Expenses” are based on the estimated expenses for the current fiscal year.
[7]	The Fund has not yet commenced operations and Acquired Fund Fees and Expenses are based on estimated amounts, on an annualized basis, for the current fiscal year. Acquired Funds Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[8]	Because the Fund has not yet commenced operations, “Other Expenses” are based on the estimated expenses for the current fiscal year.
[9]	The Fund has not yet commenced operations and Acquired Fund Fees and Expenses are based on estimated amounts, on an annualized basis, for the current fiscal year. Acquired Funds Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[10]	Because the Fund has not yet commenced operations, “Other Expenses” are based on the estimated expenses for the current fiscal year.
[11]	The Fund has not yet commenced operations and Acquired Fund Fees and Expenses are based on estimated amounts, on an annualized basis, for the current fiscal year. Acquired Funds Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[12]	Because the Fund has not yet commenced operations, “Other Expenses” are based on the estimated expenses for the current fiscal year.
[13]	The Fund has not yet commenced operations and Acquired Fund Fees and Expenses are based on estimated amounts, on an annualized basis, for the current fiscal year. Acquired Funds Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.